Ordinary shares, preference shares and other equity - Narrative (Details) € / shares in Units, £ / shares in Units, $ / shares in Units, € in Millions, £ in Millions, $ in Millions						12 Months Ended
		Jun. 08, 2005 GBP (£)	Jun. 08, 2005 USD ($) $ / shares shares	Mar. 15, 2005 GBP (£)	Mar. 15, 2005 EUR (€) € / shares shares	Dec. 31, 2023 GBP (£) dummy redemption £ / shares shares		Dec. 31, 2022 GBP (£) redemption dummy shares		Dec. 31, 2021 GBP (£)		Dec. 31, 2023 € / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2020 GBP (£)
Proceeds from issuing shares						£ 2,499.0		£ 3,134.0		£ 1,072.0
Notional contract amount						64,625,859.0		52,342,870.0
Equity						60,504.0		58,953.0		56,317.0					£ 53,710.0
Ordinary share capital
AT1 securities issuance								0.0
4.75% Euro preference shares
Number of shares issued and fully paid | shares					140,000
Par value (in GPB/ USD per share) | € / shares					€ 100
Proceeds from issuing shares				£ 966.7	€ 1,383.3
Notional contract amount | €					€ 14.0
Liquidating distributions subject to the ranking of reserve capital instruments | (per share)					€ 10,000							€ 10,000	$ 10,000
4.75% Euro preference shares | 3-Month Euribor
Adjustment to interest rate basis					0.71%
4.75% Euro preference shares | One year before reporting year
Adjustment to interest rate basis					4.75%
6.278% US preference shares
Number of shares issued and fully paid | shares			100,000
Par value (in GPB/ USD per share) | $ / shares			$ 100
Proceeds from issuing shares		£ 548.1	$ 995.4
Notional contract amount | $			$ 10.0
Liquidating distributions subject to the ranking of reserve capital instruments | $ / shares			$ 10,000										$ 10,000
6.278% US preference shares | Later than 1 year but not later than 18 years
Preference shares interest rate			6.278%
6.278% US preference shares | Later than 18 years | 3-Month LIBOR
Adjustment to interest rate basis			1.55%
Fixed rate resetting contingent convertible securities
AT1 securities issuance						2,499.0		3,134.0
Issuance costs						26.0		32.0
Share capital
Equity						2,348.0		2,348.0		2,348.0
AT1 securities issuance						0.0		0.0
Share capital | Ordinary share capital
Equity						2,342.0		2,342.0		2,342.0
AT1 securities issuance						0.0
Called up share capital and share premium
Equity	[1]					2,348.0		2,348.0		2,348.0					2,348.0
Other equity instruments
Equity						10,765.0	[1]	10,691.0	[1]	9,693.0	[1]				8,621.0
AT1 securities issuance						2,499.0		3,134.0
AT1 Securities | Fixed rate resetting contingent convertible securities
Notional contract amount						£ 2,425.0		£ 2,136.0
Number of convertible instruments issued | dummy						3		3
Number of convertible instruments redeemed | redemption						2		2
Barclays Bank PLC
Proceeds from issuing shares						£ 2,499.0		£ 3,134.0		1,072.0
Equity						53,228.0		52,467.0		52,692.0					51,143.0
Amounts payable, related party transactions						6,000.0		6,000.0		6,000.0
Interest paid, classified as financing activities						£ 439.0		£ 250.0		164.0
Barclays Bank PLC | Ordinary share capital
Number of shares issued and fully paid | shares						2,342,000,000		2,342,000,000
Par value (in GPB/ USD per share) | £ / shares						£ 1
Barclays Bank PLC | GBP1 preference shares
Number of shares issued and fully paid | shares								1,000
Par value (in GPB/ USD per share) | £ / shares						£ 1
Barclays Bank PLC | Share capital | 4.75% Euro preference shares
Number of shares issued and fully paid | shares						31,856		31,856
Par value (in GPB/ USD per share) | € / shares												€ 100
Barclays Bank PLC | Share capital | 6.278% US preference shares
Number of shares issued and fully paid | shares						58,133		58,133
Par value (in GPB/ USD per share) | $ / shares														$ 100
Barclays Bank PLC | Called up share capital and share premium
Equity						£ 2,348.0	[2]	£ 2,348.0	[2],[3]	2,348.0	[3]				2,348.0
Barclays Bank PLC | Called up share capital and share premium | GBP1 preference shares
Percentage of issued share capital						100.00%		100.00%
Barclays Bank PLC | Other equity instruments
Equity						£ 15,472.0	[4]	£ 15,398.0	[4],[5]	£ 14,400.0	[5],[6]				£ 13,328.0	[6]

[1]	For further details refer to Note 26.
[2]	For further details refer to Note 26.
[3]	For further details refer to Note 26.
[4]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC.
The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2023, interest paid on these borrowings was £439m.

[5]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC.
The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2022, interest paid on these borrowings was £250m.

[6]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC.
The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2021, interest paid on these borrowings was £164m.